Pensions and Other Post-Employment Benefits - Summary of Defined Benefit and OPEB Plan Obligation and Funded Status (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Benefits [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Current Service Costs	$ 13	$ 11	$ 13
Interest Income (Costs)	(3)	(3)	(3)
Re-measurements:
(Gains) Losses From Experience Adjustments	1	(4)
(Gains) Losses From Changes in Financial Assumptions	15	12
Return on Plan Assets (Excluding Interest Income)	5	15	(7)
Pension and OPEB (Liability)	(71)	(51)
Pension Benefits [Member] | Present value of defined benefit obligation [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined Benefit Obligation, Beginning of Year	158	167
Current Service Costs	13	11
Interest Income (Costs)	5	6
Benefits Paid	(6)	(36)
Plan Participant Contributions	2	2
Re-measurements:
(Gains) Losses From Experience Adjustments	1	(4)
(Gains) Losses From Changes in Financial Assumptions	15	12
Defined Benefit Obligation, End of Year	188	158	167
Pension Benefits [Member] | Plan assets [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair Value of Plan Assets, Beginning of Year	107	113
Interest Income (Costs)	2	3
Benefits Paid	(5)	(35)
Employer Contributions	6	9
Plan Participant Contributions	2	2
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	5	15
Fair Value of Plan Assets, End of Year	117	107	113
OPEB [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Current Service Costs	1	1	1
Interest Income (Costs)		(1)	(1)
Re-measurements:
(Gains) Losses From Experience Adjustments	(2)
(Gains) Losses From Changes in Financial Assumptions	1	1	(1)
Pension and OPEB (Liability)	(20)	(22)
OPEB [Member] | Present value of defined benefit obligation [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined Benefit Obligation, Beginning of Year	22	21
Current Service Costs	1	1
Interest Income (Costs)		1
Benefits Paid	(2)	(2)
Re-measurements:
(Gains) Losses From Experience Adjustments	(2)
(Gains) Losses From Changes in Financial Assumptions	1	1
Defined Benefit Obligation, End of Year	$ 20	$ 22	$ 21